INVENTORY (Details) - Schedule of Inventory, Current - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Inventory, Current [Abstract]
Work in Process	$ 42,428	$ 30,689	$ 24,357
Finished Goods	9,257	12,824	34,522
Total Inventory	$ 51,685	$ 43,513	$ 58,879